SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

The Company has one operating segment, the research and development of computer-based technology related to post-quantum cryptography. The Company’s head office is in Canada and operations are in Canada, Taiwan, Australia, and the United States. Geographic information for non-current assets other than financial instruments is as follows:

2025	Canada $	Australia $	Total $

Non-current assets
Property and equipment	4,269	15,038	19,307
Revenue	315,497	-	315,497

2024	Canada $	Australia $	Total $
Non-current assets
Deposits	18,902	10,703	29,605
Revenue	666,667	-	666,667